Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities [Abstract]
Development cost liability (Note 24)	$ 1,123	$ 1,191	$ 300
Payroll accruals	337	316	716
Hospital expense accruals			265
Accrued Board member fees	100	119	69
Accrued audit and legal	411	84	117
Accrued liabilities	419	130	409
Total	$ 2,947	$ 1,840	$ 1,876